Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Jan. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares issued		95,651,644	95,651,644
Subsequent Event [Member]
Fair value of common stock shares	$ 160,000
Stock issued during the period	380,952
Common stock shares issued	1,375,779